Impairment of goodwill and long-lived assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Changes in the carrying amount of goodwill
Balances at the beginning of the period	$ 11,351	$ 10,990
Acquisition of FOSS		361
Balances at the end of the period	11,351	11,351
Impairment of goodwill	$ 0	$ 0